Statement to Securityholder

Ally Auto Receivables Trust 2011-3

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2011-3

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	6/15/2011

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2011-3

5. Collateral Summary	Collection Period, Begin:	9/1/2011

	Collection Period, End:	9/30/2011

6. Charge-Off and Delinquency Rates	Determination Date:	10/11/2011

7. Credit Instruments	Distribution Date:	10/17/2011

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com
The Class B Notes, Class C Notes, and the Class D Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes, Class C Notes, and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2011-3

1. Distribution Summary

Class	CUSIP	Initial Note Principal Balance	Beginning Note Principal Balance	Note Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Carryover Shortfall	Interest Carryover Shortfall	Ending Note Principal Balance (1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005JAA7	223,000,000.00	74,745,464.34	0.22957000	30,331,595.05	15,252.73	30,346,847.78	0.00	0.00	44,413,869.29
A-2	02005JAB5	306,000,000.00	306,000,000.00	0.34900000	0.00	94,928.00	94,928.00	0.00	0.00	306,000,000.00
A-3	02005JAC3	332,000,000.00	332,000,000.00	0.97000000	0.00	268,366.67	268,366.67	0.00	0.00	332,000,000.00
A-4	02005JAD1	140,040,000.00	140,040,000.00	1.61000000	0.00	187,887.00	187,887.00	0.00	0.00	140,040,000.00
B	02005JAE9	29,050,000.00	29,050,000.00	2.09000000	0.00	50,595.42	50,595.42	0.00	0.00	29,050,000.00
C	02005JAF6	30,120,000.00	30,120,000.00	2.39000000	0.00	59,989.00	59,989.00	0.00	0.00	30,120,000.00
D	02005JAG4	13,440,000.00	13,440,000.00	2.79000000	0.00	31,248.00	31,248.00	0.00	0.00	13,440,000.00
Deal Totals		1,073,650,000.00	925,395,464.34		30,331,595.05	708,266.82	31,039,861.87	0.00	0.00	895,063,869.29

Statement to Securityholder

Ally Auto Receivables Trust 2011-3
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor
A-1	335.18145444	136.01612130	0.06839789	136.08451919	0.00000000	199.16533314
A-2	1,000.00000000	0.00000000	0.31022222	0.31022222	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	0.80833334	0.80833334	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.34166667	1.34166667	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.74166678	1.74166678	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.99166667	1.99166667	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.32500000	2.32500000	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	861.91539546
Ending Aggregate Note Pool Factor:	833.66448031

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2011-3

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	74,745,464.34	9/15/2011	10/16/2011	Actual/360	N/A	N/A	0.22957000	0.22957000	15,252.73
A-2	306,000,000.00	9/15/2011	10/16/2011	Actual/360	0.22900000	0.12000000	N/A	0.34900000	94,928.00
A-3	332,000,000.00	9/15/2011	10/16/2011	30/360	N/A	N/A	0.97000000	0.97000000	268,366.67
A-4	140,040,000.00	9/15/2011	10/16/2011	30/360	N/A	N/A	1.61000000	1.61000000	187,887.00
B	29,050,000.00	9/15/2011	10/16/2011	30/360	N/A	N/A	2.09000000	2.09000000	50,595.42
C	30,120,000.00	9/15/2011	10/16/2011	30/360	N/A	N/A	2.39000000	2.39000000	59,989.00
D	13,440,000.00	9/15/2011	10/16/2011	30/360	N/A	N/A	2.79000000	2.79000000	31,248.00

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution	Remaining Unpaid Interest Carryover Shortfall
				(2) - (3) = (4)	(1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	15,252.73	0.00	15,252.73	0.00
A-2	0.00	94,928.00	0.00	94,928.00	0.00
A-3	0.00	268,366.67	0.00	268,366.67	0.00
A-4	0.00	187,887.00	0.00	187,887.00	0.00
B	0.00	50,595.42	0.00	50,595.42	0.00
C	0.00	59,989.00	0.00	59,989.00	0.00
D	0.00	31,248.00	0.00	31,248.00	0.00
Deal Totals	0.00	708,266.82	0.00	708,266.82	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2011-3

4. Collections and Distributions

Collections
Receipts During the Period	34,868,101.22
Administrative Purchase Payments	122,781.32
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	325,868.24
Other Fees or Expenses Paid	0.00
Total Collections	35,316,750.78

Beginning Reserve Account Balance	5,379,041.57
Total Available Amount	40,695,792.35

Distributions
Total Available Amount	40,695,792.35
Basic Servicing Fee	818,419.76
Aggregate Class A Interest Distributable Amount	566,434.40
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	50,595.42
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	59,989.00
Third Priority Principal Distributable Amount	6,133,511.92
Aggregate Class D Interest Distributable Amount	31,248.00
Fourth Priority Principal Distributable Amount	13,440,000.00
Reserve Account Deposit	5,379,041.57
Noteholders' Regular Principal Distributable Amount	10,758,083.13
Indenture Trustee expenses	0.00
Excess Total Available Amount to the Certificateholders	3,458,469.15

Supplemental Servicing Fees	27,393.89
Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2011-3

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
Deal Totals	Number of Receivables	45,965	42,651	41,962
	Aggregate Receivables Principal Balance	1,075,808,313.04	936,153,547.47	905,821,952.42
	Aggregate Amount Financed	1,131,002,551.01	982,103,716.84	949,635,040.91

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Inception Weighted Average Original Maturity	Beginning Weighted Average Original Maturity	Ending Weighted Average Original Maturity	Inception Weighted Average Remaining Maturity	Beginning Weighted Average Remaining Maturity	Ending Weighted Average Remaining Maturity
Deal Totals	3.84000000	3.79365364	3.78911982	63.26	63.26	63.25	57.07	53.29	52.36

C. Pool Composition – Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.70%	1.60%	1.39%	1.43%	1.28%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2011-3

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	965,869,378.88	113,062.12	0.1405%	41,962	26	0.0620%
Preceding	999,554,252.74	32,457.46	0.0390%	42,651	27	0.0633%
Next Preceding	1,034,515,065.18	69,358.46	0.0805%	43,425	24	0.0553%
Three Month Average			0.0866%			0.0602%

B. Cumulative

	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate	Delinquency Stratification	Total Accounts	Total Balance
Totals	1,131,002,551.01	227,375.38	0.0201%	31 - 60 days	144	3,576,687.11
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2011-3 related to delinquencies, charge offs or uncollectible accounts.				61 - 90 days	24	530,933.95
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.				> 90 days	2	60,597.60

				Bankruptcies	Total Accounts	Total Balance
				Prior Period1	77	1,722,797.50
				Current Period	31	631,566.18
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off2	13	232,252.31
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status and charge offs on prior period bankruptcies.				Ending Inventory	95	2,122,111.37

7. Credit Instruments

Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	5,379,041.57	5,379,041.57	0.00	0.00	0.00	5,379,041.57	5,379,041.57

Statement to Securityholder

Ally Auto Receivables Trust 2011-3

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	2,158,313.04
Current Overcollateralization	10,758,083.13
Overcollateralization Target	10,758,083.13
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2011-3.  This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2011-3 will perform in the future.